Shareholders' Equity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended
	Jul. 30, 2012	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012 Incentive Stock Plan 2000 [Member]	Sep. 30, 2012 Incentive Stock Plan 2009 [Member]	Sep. 30, 2012 July 2006 Share Repurchase Program [Member]	Sep. 30, 2012 April 2012 Share Repurchase Program [Member]	Apr. 30, 2012 April 2012 Share Repurchase Program [Member]
Common Stock Disclosures [Abstract]
Common Stock, Shares Authorized		300	300
Common Stock, Capital Shares Reserved for Future Issuance				0.8	2.1
Stock Repurchase Program, Number of Shares Authorized to be Repurchased								10
Shares repurchased			5.9			2.0	4.0
Shares repurchased (value)			$ 418
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased							6
Common Stock, Dividends, Per Share, Declared	$ 0.40
Dividends, Common Stock, Cash		$ 24.9